Assets subject to lien and assets acquired through foreclosures - Carrying amounts of assets acquired through foreclosure (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Investment properties
Land		₩ 4,195	₩ 6,463
Building		0	23
Sub-total		4,195	6,486
Other assets
Building for non-business use	[1]	44,729	46,218
Movables for non-business use	[2]	114	110
Real estate assessment provision for non-business use		(1,794)	(1,898)
Sub-total		43,049	44,430
Assets held for sale
Land		369	2,215
Buildings		862	1,780
Sub-total		1,231	3,995
Total		48,475	54,911
Building for non-business use
Assets held for sale
Cumulative depreciation amount, assets acquired through foreclosures		3,120	2,357
Movables for non-business use
Assets held for sale
Cumulative depreciation amount, assets acquired through foreclosures		₩ 370	₩ 387

[1]	The cumulative depreciation amount as of December 31, 2024 and 2025 is 2,357 million Won and 3,120 million Won, respectively.
[2]	The cumulative depreciation amount as of December 31, 2024 and 2025 is 387 million Won and 370 million Won, respectively.